Mezzanine Equity (Details) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2018 USD ($) $ / shares shares	Nov. 01, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Aug. 08, 2021	Aug. 08, 2020	Aug. 08, 2019	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2014 shares	Mar. 01, 2019	Aug. 07, 2018 shares	Mar. 09, 2016	Mar. 08, 2016	Nov. 12, 2014
Redeemable Noncontrolling Interest [Line Items]
Dividends, Preferred Stock			$ 2,791	$ 0	$ 5,583	$ 0				$ 4,466	$ 0	$ 0
Term of redemption										1 year
Special distribution, maximum percentage of shares available for conversion for unitholders																		99.00%
Units exchanged (in shares) | shares													356,000
Redemption of noncontrolling interest										$ 0
Net (income) loss attributable to redeemable noncontrolling interests			310	(90)	$ 289	$ (151)				$ 1,438	$ 1,484	$ 1,147
Activity of Member Interest
Units outstanding at beginning of year (in shares) | shares					4,000	4,000				4,000	4,000	5,000
Units redeemed for cash (in shares) | shares										0	0	(1,000)
Units outstanding at end of year (in shares) | shares										4,000	4,000	4,000
Units convertible/redeemable at end of year (in shares) | shares										4,000	4,000	4,000
Conversion price (in dollars per share) | $ / shares										$ 25
Amortization of Preferred Stock Discount			$ 484	$ 0	$ 975	$ 0				$ 730	$ 0	$ 0
Preferred stock right, redemption price per right (in dollars per share) | $ / shares										$ 0.001
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.3438	$ 0	$ 0.6875	$ 0				$ 0.3438
Ashford Trust, Inc [Member]
Redeemable Noncontrolling Interest [Line Items]
Special distribution, conversion ratio, shares of Trust common units converted to one share of Inc. common stock																		55
Ashford LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Special distribution, conversion ratio, shares of Trust common units converted to one share of Inc. common stock																		55
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest [Line Items]
Redemption of noncontrolling interest												18
Premier
Redeemable Noncontrolling Interest [Line Items]
Equity interest issued, value assigned	$ 203,000
Activity of Member Interest
Business Combination, Voting Rights Limit Term	5 years
Voting rights limit	25.00%
J&S
Redeemable Noncontrolling Interest [Line Items]
Equity interest issued, value assigned		$ 4,300
Voting interests acquired		85.00%												88.00%
Activity of Member Interest
Share price (in dollars per share) | $ / shares		$ 60.44
Equity interest issued (in shares) | shares		70,318
Ashford Holdings [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities										0.20%
Net (income) loss attributable to redeemable noncontrolling interests			$ 6	$ (18)	$ 10	$ (6)				$ (9)	$ 19	4
Activity of Member Interest
Redeemable noncontrolling interests			0.20%		0.20%
J&S
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities			0.00%		0.00%					0.00%	0.00%
Ownership by parent			88.20%		88.20%					85.00%	85.00%
Net (income) loss attributable to redeemable noncontrolling interests			$ 133	(295)	$ (94)	(650)				$ 361	$ 136	0
Activity of Member Interest
Redeemable noncontrolling interests			11.80%		11.80%					15.00%	15.00%
OpenKey
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities			25.26%		25.26%					24.74%	16.51%						100.00%
Ownership by parent			46.59%		46.59%					45.61%	43.90%
Net (income) loss attributable to redeemable noncontrolling interests			$ 171	$ 223	$ 373	$ 505				$ 1,086	$ 1,329	$ (1,143)
Activity of Member Interest
Redeemable noncontrolling interests			28.15%		28.15%					29.65%	39.59%
OpenKey | Variable Interest Entity, Primary Beneficiary [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities																38.49%	49.28%
Ashford LLC [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interests in consolidated entities			0.00%		0.00%					0.00%	0.00%
Ownership by parent			99.83%		99.83%					99.83%	99.80%
Activity of Member Interest
Redeemable noncontrolling interests			0.17%		0.17%					0.17%	0.20%
Series B Preferred Stock [Member]
Activity of Member Interest
Preferred stock, shares issued (in shares) | shares	8,120,000			8,120,000		8,120,000				8,120,000	0				8,120,000
Series B Preferred Stock [Member] | Premier
Redeemable Noncontrolling Interest [Line Items]
Equity interest issued, value assigned	$ 203,000
Activity of Member Interest
Share price (in dollars per share) | $ / shares	$ 140
Equity interest issued (in shares) | shares	1,450,000
Preferred Stock, Redemption Amount, Increments	$ 25,000
Preferred Stock, Redemption Term Minimum before Closing	15 days
Preferred stock right, redemption price per right (in dollars per share) | $ / shares	$ 25.125
Scenario, Forecast [Member] | Series B Preferred Stock [Member] | Premier
Activity of Member Interest
Preferred stock dividend							6.50%	6.00%	5.50%